ACQUISITIONS (Details Narrative)	12 Months Ended			13 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Jul. 27, 2021 USD ($) shares	Jul. 27, 2021 CAD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 CAD ($) shares	Mar. 16, 2021 USD ($) shares	Mar. 16, 2021 CAD ($) shares	Oct. 02, 2020 USD ($) shares
Statement [Line Items]
Cash												$ 226,213
Net (loss)		$ (3,573,108)	$ (263,110)		$ (26,556,311)
Reciprocity
Statement [Line Items]
Consideration Paid In Shares | shares										43,749,996	43,749,996	9,300,000
Preliminary Accounting Estimate Of Net Assets Acquired										$ 7,760,686
Revenue	$ 488,774			$ 2,451,286
Net (loss)		7,223		1,452,850
Estimated Fair Value Of Shares Issued										7,345,478
Acquisition Total										(1,180,236)
Acquisition Consideration											$ 7,760,686
Estimated Fair Value Of Options Issued										$ 415,208
Options Issued | shares										3,000,000	3,000,000
Complexity
Statement [Line Items]
Consideration Paid In Shares | shares								83,328,750	83,328,750			9,300,000
Estimated Fair Value Of Shares Issued								$ 18,535,546
Acquisition Total									$ 10,035,546
Acquisition Consideration									$ 10,035,546
Cut+Sew
Statement [Line Items]
Cash							$ 3,000,000
Consideration Paid In Shares | shares						2,000,000	2,000,000
Estimated Fair Value Of Shares Issued						$ 240,866
Contingent Consideration - Shares							$ 66,238
Acquisition Total							3,307,104
Maximum Contingent Consideration Cash And Shares						$ 7,850,000
Acquisition Consideration							$ 3,307,104
Code Red
Statement [Line Items]
Cash												$ 2,490,000
Consideration Paid In Shares | shares												9,300,000
Preliminary Accounting Estimate Of Net Assets Acquired												$ 4,410,473
Revenue	$ 488,774			5,707,071
Fair Value Of Shares Issued												1,735,473
Deferred Portion Of Cash												185,000
Owed Bonuses												150,000
Net (loss)		$ 7,223		$ 70,184
Acquisition Total												2,152,364
Acquisition Consideration												$ 4,410,473